RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Compensation of Key Management Personnel of Group) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Balances And Transactions
Wages, salaries and allowances	$ 182	¥ 1,154	¥ 1,386
Housing subsidies	3	17	17
Contribution to pension plans	11	68	79
Total Compensation of key management personnel	$ 196	¥ 1,239	¥ 1,482